Business Combination	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations Abstract [Abstract]
Disclosure Of Business Combinations Explanatory

44. Business Combination

44.1 The Acquisition of shares of KB Insurance Co., Ltd.

On May 19, 2017, the Group acquired 36,237,649 shares out of all outstanding shares of KB Insurance Co., Ltd., and this share acquisition increased the Group’s ownership of KB Insurance Co., Ltd. from 39.81% to 94.30%. Therefore, KB Insurance Co., Ltd. became a subsidiary to the Group. The main purpose of the business combination is to improve competitiveness of non-banking business by maximizing the operational synergy with subsidiaries in non-banking businesses.

	2017
	(In millions of Korean won)
Consideration
Fair value of existing holdings at the time of stock exchange	￦	1,425,743
Equity securities(=36,237,649 shares X ￦33,000)		1,195,842

Total consideration transferred	￦	2,621,585

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	￦	547,889
Financial assets at fair value through profit or loss		1,095,668
Available-for-sale financial assets		9,186,062
Held-to-maturity financial assets		4,616,377
Loans		6,604,530
Other receivables		767,458
Property plant and equipment(included Investment property)		895,141
Intangible assets		2,434,049
Other assets		4,187,919

Total Assets		30,335,093

Insurance contract liabilities		22,889,439
Financial liabilities		625,850
Other liabilities		3,905,189

Total liabilities		27,420,478

Total identifiable net assets	￦	2,914,615

Non-controlling interests[1]		170,044
Gains on bargain purchase		122,986

[1]	Measured at the proportionate share of KB Insurance Co., Ltd.’s net assets applies only to instruments that represent present ownership interests.

As a result of the business combination, there was a gain on the bargain purchase and the Group recognized it as other non-operating income in the consolidated statement of comprehensive income.

Details of loans acquired are as follows:

2017
(In millions of Korean won)
Fair value of loans	￦ 6,604,530
Contractual total amount of loan receivables	6,651,314
Contractual cash flows that are not expected to be recovered	(59,906)

Details of intangible assets recognized as a result of business combinations are as follows:

	2017
	(In millions of Korean won)
Value of business acquired (VOBA)[1]	￦	2,395,291
Others[2]		38,758

Total	￦	2,434,049

[1]	In accordance with IFRS 4, an indirect method using embedded value was applied in measurement of VOBA. In business combination or contract transfer, insurance liabilities and intangible assets are separately presented to recognize embedded value in financial statements. VOBA is a concept similar to present value of in force (PVIF) and Present value of future profits (PVFP or PVP). The intangible assets from embedded value is calculated through the actuarial model and cash flow that were originally used to calculate the embedded value.

[2]	Memberships and other intangible assets were previously held by KB Insurance Co., Ltd.

In 2017, the Group measured 39.81% of KB Insurance Co., Ltd.’s equity interest held before the business combination at fair value and recognized ￦1,806 million as a loss on investment in the consolidated statements of income. After the acquisition date, operating income and net income of KB Insurance Co., Ltd. were ￦500,691 million and ￦330,286 million, respectively.

If KB Insurance Co., Ltd. had been consolidated from the beginning of the current period, the operating profit and profit for the period of the Group would be ￦622,123 million and ￦430,190 million, respectively, in the consolidated statement of comprehensive income.

44.2 The Results of VOBA Sensitivity Analysis

The results of sensitivity analysis from changes in assumption applied to calculate the value (VOBA) of acquired business recognized by business combination are as follows:

	2017
	Assumption change	VOBA outputs		Gain or losses from evaluation
		(In millions of Korean won)
Standard amount		￦	2,395,291	￦	—
Loss ratio	10%		1,020,243		(1,375,048)
	-10%		3,770,338		1,375,047
Surrenders and termination rates	10%		2,425,348		30,057
	-10%		2,360,035		(35,256)
Insurance operating expenses ratio	10%		2,256,197		(139,094)
	-10%		2,534,384		139,093
Return on investment	+0.5%p		3,153,368		758,077
	-0.5%p		1,576,618		(818,673)
Discount rate	+0.5%p		2,250,386		(144,905)
	-0.5%p		2,551,657		156,366

44.3 Insurance Risk at the Time of Business Combination

44.3.1 Overview

Insurance risk arises from acceptance of insurance contract, and payment of claim, comprising insurance price risk and reserve risk. Insurance price risk represents loss exceeding expected mortality or expense ratio assumed in premium calculation; the difference of premium received from customers and actual claim payment. Reserve risk represents insufficient insurance reserve causing insurer unable to cover future payment of insurance claim.

44.3.2 Purposes, policies and procedures to manage risk arising from insurance contracts

KB Insurance Co. Ltd. is exposed to actuarial risk and acceptance risk, each arising from pricing of insurance contract and acceptance terms, respectively. Acceptance guidelines and procedures are established by insurance product to avoid non-profitable insurance contract by examining subjects beforehand. The insurer performs analysis of insurance risk expected in price determination before acceptance and of the risk after acceptance in its effort to minimize actuarial risk by subsequent actions including premium adjustment, change in sales condition, end of sales of product and new product development.

In addition, KB Insurance Co. Ltd. establishes reinsurance strategies based on its reinsurance operating standards by holding adequate level of reinsurance to address future accident causing insurer immediately liable with large amount. The insurer manages risks comprehensively supporting customer protection and achieving stable profit to maximize enterprise value in the long term.

KB Insurance Co. Ltd.’s enterprise risk is calculated using standard RBC model. Assets and product portfolio are managed and risk limit is set to keep risk level reasonable given its capital adequacy.

44.3.3 Exposure to insurance price risk

According to RBC standard, KB Insurance Co. Ltd. defines insurance price risk exposure as risk premium for the last one year adding or subtracting premium of original insurance and reinsurance, assumed and ceded.

	2017
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	908,992	￦	81,311	￦	579,954	￦	410,349
Automobile		1,984,178		—		40,486		1,943,692
Long-term		1,845,647		—		250,459		1,595,188

Total	￦	4,738,817	￦	81,311	￦	870,899	￦	3,949,229

44.3.4 Concentration of Insurance risk

KB Insurance Co., Ltd. is selling general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee and special type insurances), automobile insurances (for private use, for hire, for business, bicycle and other), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing and pension) and various other insurances. KB Insurance Co., Ltd.’s risk is distributed through reinsurance, joint acceptance and diversified selling. In addition, insurances that cover serious damage of risk, although with rare possibility of the occurrence of disaster, such as storm and flood insurance are limited, and KB Insurance Co., Ltd. controls the risk through joint acquisition.

44.3.5 Loss development tables

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.4.1 ~ 2013.3.31	￦	155,846	￦	188,494	￦	194,197	￦	198,574	￦	197,475
2013.4.1 ~ 2014.3.31		168,274		196,711		198,849		198,251		—
2014.4.1 ~ 2015.3.31		121,300		141,807		143,129		—		—
2015.4.1 ~ 2016.3.31		126,747		150,115		—		—		—
2016.4.1 ~ 2017.3.31		148,162		—		—		—		—

Total		720,329		677,127		536,175		396,825		197,475

Gross cumulative claim payments (B)
2012.4.1 ~ 2013.3.31		118,748		172,826		185,043		190,131		191,849
2013.4.1 ~ 2014.3.31		129,198		175,994		189,194		191,700		—
2014.4.1 ~ 2015.3.31		88,311		126,826		135,437		—		—
2015.4.1 ~ 2016.3.31		93,964		136,169		—		—		—
2016.4.1 ~ 2017.3.31		107,770		—		—		—		—

Total		537,991		611,815		509,674		381,831		191,849

Difference (A-B)	￦	182,338	￦	65,312	￦	26,501	￦	14,994	￦	5,626

Automobile Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2010.4.1 ~ 2011.3.31	￦	1,025,148	￦	1,041,743	￦	1,049,759	￦	1,053,279	￦	1,053,674	￦	1,054,482	￦	1,055,616
2011.4.1 ~ 2012.3.31		1,103,363		1,118,764		1,125,789		1,130,637		1,132,811		1,134,588		—
2012.4.1 ~ 2013.3.31		1,129,311		1,151,262		1,160,820		1,166,840		1,169,692		—		—
2013.4.1 ~ 2014.3.31		1,124,402		1,154,322		1,164,003		1,174,204		—		—		—
2014.4.1 ~ 2015.3.31		1,205,298		1,224,037		1,236,693		—		—		—		—
2015.4.1 ~ 2016.3.31		1,242,591		1,257,538		—		—		—		—		—
2016.4.1 ~ 2017.3.31		1,292,711		—		—		—		—		—		—

Total		8,122,824		6,947,666		5,737,064		4,524,960		3,356,177		2,189,070		1,055,616

Gross cumulative claim payments(B)
2010.4.1 ~ 2011.3.31		898,401		1,010,255		1,033,873		1,043,730		1,048,664		1,050,860		1,051,681
2011.4.1 ~ 2012.3.31		954,486		1,079,455		1,106,620		1,120,852		1,128,085		1,130,188		—
2012.4.1 ~ 2013.3.31		963,250		1,112,141		1,140,658		1,154,668		1,160,801		—		—
2013.4.1 ~ 2014.3.31		948,421		1,105,324		1,137,731		1,155,656		—		—		—
2014.4.1 ~ 2015.3.31		1,007,236		1,180,056		1,210,707		—		—		—		—
2015.4.1 ~ 2016.3.31		1,042,046		1,208,525		—		—		—		—		—
2016.4.1 ~ 2017.3.31		1,079,668		—		—		—		—		—		—

Total		6,893,508		6,695,756		5,629,589		4,474,906		3,337,550		2,181,048		1,051,681

Difference (A-B)	￦	1,229,316	￦	251,910	￦	107,475	￦	50,054	￦	18,627	￦	8,022	￦	3,935

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2012.4.1 ~ 2013.3.31	￦	648,694	￦	871,989	￦	897,650	￦	902,898	￦	904,400
2013.4.1 ~ 2014.3.31		737,540		999,838		1,029,937		1,035,705		—
2014.4.1 ~ 2015.3.31		822,235		1,106,997		1,138,537		—		—
2015.4.1 ~ 2016.3.31		945,954		1,286,361		—		—		—
2016.4.1 ~ 2017.3.31		1,102,183		—		—		—		—

Total		4,256,606		4,265,185		3,066,124		1,938,603		904,400

Gross cumulative claim payments (B)
2012.4.1 ~ 2013.3.31		606,551		859,742		889,948		898,142		901,629
2013.4.1 ~ 2014.3.31		696,685		984,891		1,021,364		1,032,301		—
2014.4.1 ~ 2015.3.31		770,283		1,090,501		1,130,781		—		—
2015.4.1 ~ 2016.3.31		892,901		1,271,183		—		—		—
2016.4.1 ~ 2017.3.31		1,051,471		—		—		—		—

Total		4,017,891		4,206,317		3,042,093		1,930,443		901,629

Difference (A-B)	￦	238,715	￦	58,868	￦	24,031	￦	8,160	￦	2,771

44.3.6 Liquidity risk of insurance contracts

Liquidity risk arising from insurance contracts is the increase in refunds at maturity caused by concentrations of maturity, the increase in surrender values caused by unexpected amounts in cancellation and the increase in payments of claims caused by catastrophic events. KB Insurance Co., Ltd. manages payment of refunds payable at maturity by analyzing maturity of insurance.

Premium reserve’s maturity structure as of the business combination date is as follows:

	2017
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non participating
Non-linked	￦	54,301	￦	202,759	￦	185,691	￦	76,049	￦	97,970	￦	616,770
Linked		457,494		2,311,040		2,256,942		1,240,524		8,991,508		15,257,508

Sub-total		511,795		2,513,799		2,442,633		1,316,573		9,089,478		15,874,278

Annuity
Non-linked		10		143		1,775		4,109		1,490		7,527
Linked		183		44,147		276,785		1,025,511		2,066,527		3,413,153

Sub-total		193		44,290		278,560		1,029,620		2,068,017		3,420,680

Asset-linked
Linked		—		27,059		—		—		—		27,059
Total
Non-linked		54,311		202,902		187,466		80,158		99,460		624,297
Linked		457,677		2,382,246		2,533,727		2,266,035		11,058,035		18,697,720

Total	￦	511,988	￦	2,585,148	￦	2,721,193	￦	2,346,193	￦	11,157,495	￦	19,322,017

44.3.7 Credit risk of insurance contract

Credit risk of insurance contract is the economic loss arising from non-performing contractual obligations due to decline in credit ratings or default. Through strict internal review, KB Insurance Co., Ltd. cedes insurance contracts to the insurers rated above BBB- of S&P rating.

As of business combination date, there are 219 reinsurance companies that deal with KB Insurance Co., Ltd., and the top three insurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREANRE	66.60%	AA
STARR INTERNATIONAL	3.41%	AA+
SWISSREINSURANCE	3.22%	AAA

Exposures to credit risk related to reinsurance as of business combination date were as follows:

	2017
	(In millions of Korean won)
Reinsurance assets[1]	￦	730,251
Net receivables from reinsurers[2]		44,443

Total	￦	774,694

[1]	Net carrying amounts that deduct impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and deduct allowance for loan losses

44.3.8 Interest risk of insurance contract

The interest rate risk exposure from KB Insurance Co., Ltd.’s insurance contracts is the risk of unexpected losses in net interest income or net assets arising from changes in interest rates and it is managed to minimize the loss experienced. For long-term, non-life insurance contracts, KB Insurance Co., Ltd. calculates exposure of interest-bearing assets and interest-bearing liabilities. Liabilities exposure is premium reserves after subtracting costs of termination deductions. Asset exposure is interest-bearing assets. Assets that receive only fees without interest are excluded from interest bearing assets.

Exposure to interest rate risk

	2017
	(In millions of Korean won)
Liabilities
Fixed interest rate	￦	622,570
Variable interest rate		18,268,800

Total		18,891,370

Assets
Due from banks		319,960
Financial assets at fair value through profit or loss		386,040
Available-for-sale financial assets		6,660,182
Held-to-maturity financial assets		4,143,851
Loans		6,465,291

Total	￦	17,975,324

Measurement and recognition method

Duration is used to measure interest rate risk within risk based solvency test. ALM system for risk based solvency test is utilized to manage interest rate risk internally. In addition, Risk Management Committee sets ALM strategy every year to manage interest rate risk.

Sensitivity to changes in interest rates

Generally, when interest rates rise, the value and duration of assets and liabilities fall, when interest rates fall, value and duration of assets and liabilities increase. When duration of assets is shorter than duration of liabilities, the interest risk is increased if the interest rates fall since increased asset value is smaller than liabilities increase.

Negative spread risk control

To control interest expenses from other liabilities and investment incomes from assets, KB Insurance Co., Ltd. publicizes its interest rate considering market interest rate and return on invested insurance assets of KB Insurance Co., Ltd.

44.4 Acquisition of MARITIME SECURITIES INCORPORATION

In October 9, 2017 the Group acquired 99.40% shares of MARITIME SECURITIES INCORPORATION, which operates in Vietnam securities industry. The transfer price paid by the group was ￦38,479 million, and recognized goodwill of ￦13,092 million by recognizing the net asset and non-controlling interest of ￦25,539 million and ￦152 million, respectively. There are no operating income or profit for the period incurred and recognized in the consolidated statement of profit or loss after the acquisition date.

The name has changed to KB SECURITIES VIETNAM JOINT STOCK COMPANY in January 2018.